Supplementary Information	12 Months Ended
Dec. 31, 2014
Supplementary Information [Abstract]
Supplementary Information

24.Supplementary Information

A)NET CHANGE IN NON-CASH WORKING CAPITAL

For the years ended December 31	2014	2013	2012

Operating Activities
Accounts receivable and accrued revenues	$(411)	$(75)	$82
Accounts payable and accrued liabilities	188	(81)	(456)
Income tax payable and receivable	214	(23)	51
	$(9)	$(179)	$(323)

B)SUPPLEMENTARY CASH FLOW INFORMATION

For the years ended December 31	2014	2013	2012

Interest Paid	$648	$575	$509
Income Taxes Paid, net of Amounts (Recovered)	$43	$(186)	$(124)